NOTE 13: WARRANT LIABILITY (Details - Schedule of warrant liability)	12 Months Ended
	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares
Statement Line Items [Line Items]
Warrants issued	14,894,898	14,894,898
Common shares upon exercise	14,894,898	14,894,898
Warrants Outstanding	14,894,898	14,894,898	0
Warrants [Member]
Statement Line Items [Line Items]
Issuance	Convertible Debt Conversion	Convertible Debt Conversion
Expiry Date	Apr. 23, 2020	Apr. 23, 2020
Exercise Price | $ / shares	$ 0.30
Warrants issued	11,373,368	11,373,368
Common shares upon exercise	11,373,368	11,373,368
Warrants Outstanding	11,373,368	11,373,368	0
Warrants [Member] | CAD
Statement Line Items [Line Items]
Exercise Price | $ / shares		$ 0.39
Warrants One [Member]
Statement Line Items [Line Items]
Issuance	Note conversion	Note conversion
Expiry Date	Apr. 23, 2020	Apr. 23, 2020
Exercise Price | $ / shares	$ 0.30
Warrants issued	268,817	268,817
Common shares upon exercise	268,817	268,817
Warrants Outstanding	268,817	268,817	0
Warrants One [Member] | CAD
Statement Line Items [Line Items]
Exercise Price | $ / shares		$ 0.39
Warrants Two [Member]
Statement Line Items [Line Items]
Issuance	Shares issued	Shares issued
Expiry Date	Jun. 11, 2019	Jun. 11, 2019
Exercise Price | $ / shares	$ 0.28
Warrants issued	2,000,000	2,000,000
Common shares upon exercise	2,000,000	2,000,000
Warrants Outstanding	2,000,000	2,000,000	0
Warrants Two [Member] | CAD
Statement Line Items [Line Items]
Exercise Price | $ / shares		$ 0.36
Warrants Three [Member]
Statement Line Items [Line Items]
Issuance	Note conversion	Note conversion
Expiry Date	Oct. 22, 2019	Oct. 22, 2019
Exercise Price | $ / shares	$ 0.28
Warrants issued	517,132	517,132
Common shares upon exercise	517,132	517,132
Warrants Outstanding	517,132	517,132	0
Warrants Three [Member] | CAD
Statement Line Items [Line Items]
Exercise Price | $ / shares		$ 0.36
Warrants Four [Member]
Statement Line Items [Line Items]
Issuance	Shares issued	Shares issued
Expiry Date	Oct. 22, 2019	Oct. 22, 2019
Exercise Price | $ / shares	$ 0.28
Warrants issued	312,903	312,903
Common shares upon exercise	312,903	312,903
Warrants Outstanding	312,903	312,903	0
Warrants Four [Member] | CAD
Statement Line Items [Line Items]
Exercise Price | $ / shares		$ 0.36
Warrants Five [Member]
Statement Line Items [Line Items]
Issuance	Convertible Debt Conversion	Convertible Debt Conversion
Expiry Date	Dec. 14, 2020	Dec. 14, 2020
Exercise Price | $ / shares	$ 0.28
Warrants issued	422,678	422,678
Common shares upon exercise	422,678	422,678
Warrants Outstanding	422,678	422,678	0
Warrants Five [Member] | CAD
Statement Line Items [Line Items]
Exercise Price | $ / shares		$ 0.36